Cover	Sep. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity File Number	814-00732
Entity Registrant Name	SARATOGA INVESTMENT CORP.
Entity Central Index Key	0001377936
Entity Tax Identification Number	20-8700615
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	535 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	906-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SAR
Security Exchange Name	NYSE
8.00% Notes due 2027
Title of 12(b) Security	8.00% Notes due 2027
Trading Symbol	SAJ
Security Exchange Name	NYSE
8.125% Notes due 2027
Title of 12(b) Security	8.125% Notes due 2027
Trading Symbol	SAY
Security Exchange Name	NYSE
8.50% Notes due 2028
Title of 12(b) Security	8.50% Notes due 2028
Trading Symbol	SAZ
Security Exchange Name	NYSE
7.50% Notes due 2031
Title of 12(b) Security	7.50% Notes due 2031
Trading Symbol	SAV
Security Exchange Name	NYSE
8.00% Notes due 2031
Title of 12(b) Security	8.00% Notes due 2031
Trading Symbol	SAX
Security Exchange Name	NYSE